CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Service revenue	₽ 410,890	₽ 390,761	₽ 386,486
Sales of goods	69,403	52,150	49,206
Revenue	480,293	442,911	435,692
Cost of services	112,401	123,779	130,158
Cost of goods	63,869	45,623	45,574
Selling, general and administrative expenses	87,946	95,186	94,046
Depreciation and amortization	104,588	79,912	81,582
Operating share of the profit of associates	(3,799)	(3,210)	(3,115)
Impairment of non-current assets	149	3,775
Impairment of financial assets	3,694	2,923	2,698
Other income	(4,740)	(1,177)	(2,920)
Operating profit	116,185	96,100	87,669
Finance income	(5,981)	(5,548)	(5,273)
Finance costs	38,165	26,064	27,136
Currency exchange loss / (gain)	3,594	(1,301)	(3,241)
Non-operating share of the loss of associates	909	436	1,287
Change in fair value of financial instruments	(5,384)	(110)	(166)
Other expenses	1,031	992	317
Profit before tax	83,851	75,567	67,609
Income tax expense	16,969	18,977	15,138
Profit for the year from continuing operations	66,882	56,590	52,471
Loss / (gain) from discontinued operations	59,050		(4,021)
Profit for the year	7,832	56,590	48,450
Profit / (loss) for the year attributable to:
Owners of the Company	6,848	56,042	48,474
Non-controlling interests	₽ 984	₽ 548	₽ (24)
Earnings per share from continuing operations (basic), Russian Rubles:	₽ 35.17	₽ 28.68	₽ 26.06
Earnings per share from continuing operations (diluted), Russian Rubles:	35.13	₽ 28.66	26.04
Earnings per share from discontinued operations (basic), Russian Rubles:	(31.52)		(1.69)
Earnings per share from discontinued operations (diluted), Russian Rubles:	₽ (31.48)		₽ (1.69)